Pay vs Performance Disclosure pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
Pay Versus Performance Table
The following table sets forth additional compensation information for our CEO and our other Named Executives (Other NEOs) (averaged) along with total shareholder return, net income, and Adjusted EBITDA performance results for fiscal 2022, 2021 and 2020.
Year	Summary Comp. Table Total for H. Chris Killingstad ($)(1)	Summary Comp. Table Total for David W. Huml ($)(1)	Comp. Actually Paid to H. Chris Killingstad ($)(1)(2)	Comp. Actually Paid to David W. Huml ($)(1)(2)	Average Summary Comp. Table Total for Non-CEO NEOs ($)(1)	Average Comp. Actually Paid to Non-CEO NEOs ($)(1)(2)	Year-end value of $100 invested on 12/31/2019 in:		Net Income (in millions) ($)	Adjusted EBITDA (in millions) ($)(4)
							Tennant Company ($)	S&P 500 Industrials (Sector) (TR) ($)(3)
2022	—	4,104,579	—	2,122,227	1,294,266	698,603	82.27	127.15	66.3	133.7
2021	2,709,314	4,303,328	4,658,162	4,921,346	1,375,494	1,482,689	106.64	134.52	64.9	140.2
2020	4,245,227	—	405,184	—	1,199,543	202,581	91.24	111.06	33.7	119.4

(1)
For 2022, the CEO was Mr. Huml (Current CEO) and the Other NEOs were Fay West, Richard H. Zay, Carol E. McKnight, and Kristin A. Erickson.

For 2021, the CEO was H. Chris Killingstad (Prior CEO) until February 28, 2021, and then David W. Huml became CEO March 1, 2021, and the Other NEOs were Fay West, Richard H. Zay, Carol E. McKnight, Daniel E. Glusick, Thomas Paulson, and Andrew Cebulla.
For 2020, the CEO was H. Chris Killingstad and the Other NEOs were David W. Huml, Richard H. Zay, Carol E. McKnight, Andrew Cebulla, Keith A. Woodward, and Mary E. Talbott.
(2)
Compensation actually paid was determined by making the following adjustments for equity awards:

	2022		2021			2020
	Current CEO ($)	Average of Other NEOs ($)	Current CEO ($)	Prior CEO ($)	Average of Other NEOs ($)	CEO ($)	Average of Other NEOs ($)
Total Compensation from SCT	4,104,579	1,294,266	4,303,328	2,709,314	1,375,494	4,245,227	1,199,543
Subtraction:
SCT Amounts	2,650,500	637,600	2,597,509	1,732,302	674,364	2,687,909	505,947
Adjustments:
Addition: Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end	1,800,678	433,167	2,374,029	880,417	593,926	1,139,411	140,918
Addition (Subtraction): Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end	(1,105,089)	(349,437)	691,876	2,465,749	165,429	(2,228,575)	(257,006)
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year	(32,042)	(43,906)	145,561	315,845	47,983	(79,430)	(88,923)
(Subtraction): Fair value at end of prior year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during such year	—	—	—	—	(26,967)	—	(287,560)
Addition: Dividends on vesting of restricted stock grants	4,602	2,112	4,061	19,139	1,189	16,461	1,556
Compensation Actually Paid (as calculated)	2,122,227	698,603	4,921,346	4,658,162	1,482,689	405,184	202,581
Summary Compensation Table amounts reflect the grant date fair values of equity awards. For CAP calculation purposes, adjustments have been made to reflect fair values as of each measurement date. For stock options, this includes updated assumptions for term, stock price volatility, dividend yield, and risk-free rates. For performance-based restricted stock units, this includes actual and forecasted funding results where appropriate.
(3)
Company and peer group TSR for each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested on December 31, 2019. For purposes of the table, the Company’s peer group is the S&P 500 Industrials (Sector) (TR), as reflected in our stock performance graph in our Annual Report on Form 10-K.

(4)
Our company-selected measure, which is the measure we believe represents the most important financial performance not otherwise presented in the table above that we use to link compensation actually paid to our NEOs for fiscal 2022 to our performance, is adjusted earnings before interest, tax, depreciation and amortization in dollars (“Adjusted EBITDA $”), a non-GAAP measure, which is defined above under “Compensation Discussion and Analysis — Key Compensation Decisions for 2022 — 2022 Incentive Plan Structure.”

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(1)
For 2022, the CEO was Mr. Huml (Current CEO) and the Other NEOs were Fay West, Richard H. Zay, Carol E. McKnight, and Kristin A. Erickson.

For 2021, the CEO was H. Chris Killingstad (Prior CEO) until February 28, 2021, and then David W. Huml became CEO March 1, 2021, and the Other NEOs were Fay West, Richard H. Zay, Carol E. McKnight, Daniel E. Glusick, Thomas Paulson, and Andrew Cebulla.
For 2020, the CEO was H. Chris Killingstad and the Other NEOs were David W. Huml, Richard H. Zay, Carol E. McKnight, Andrew Cebulla, Keith A. Woodward, and Mary E. Talbott.

Peer Group Issuers, Footnote [Text Block]
(3)
Company and peer group TSR for each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested on December 31, 2019. For purposes of the table, the Company’s peer group is the S&P 500 Industrials (Sector) (TR), as reflected in our stock performance graph in our Annual Report on Form 10-K.

Adjustment To PEO Compensation, Footnote [Text Block]
(2)
Compensation actually paid was determined by making the following adjustments for equity awards:

	2022		2021			2020
	Current CEO ($)	Average of Other NEOs ($)	Current CEO ($)	Prior CEO ($)	Average of Other NEOs ($)	CEO ($)	Average of Other NEOs ($)
Total Compensation from SCT	4,104,579	1,294,266	4,303,328	2,709,314	1,375,494	4,245,227	1,199,543
Subtraction:
SCT Amounts	2,650,500	637,600	2,597,509	1,732,302	674,364	2,687,909	505,947
Adjustments:
Addition: Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end	1,800,678	433,167	2,374,029	880,417	593,926	1,139,411	140,918
Addition (Subtraction): Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end	(1,105,089)	(349,437)	691,876	2,465,749	165,429	(2,228,575)	(257,006)
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year	(32,042)	(43,906)	145,561	315,845	47,983	(79,430)	(88,923)
(Subtraction): Fair value at end of prior year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during such year	—	—	—	—	(26,967)	—	(287,560)
Addition: Dividends on vesting of restricted stock grants	4,602	2,112	4,061	19,139	1,189	16,461	1,556
Compensation Actually Paid (as calculated)	2,122,227	698,603	4,921,346	4,658,162	1,482,689	405,184	202,581
Summary Compensation Table amounts reflect the grant date fair values of equity awards. For CAP calculation purposes, adjustments have been made to reflect fair values as of each measurement date. For stock options, this includes updated assumptions for term, stock price volatility, dividend yield, and risk-free rates. For performance-based restricted stock units, this includes actual and forecasted funding results where appropriate.

Non-PEO NEO Average Total Compensation Amount	$ 1,294,266	$ 1,375,494	$ 1,199,543
Non-PEO NEO Average Compensation Actually Paid Amount	$ 698,603	1,482,689	202,581
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
Compensation actually paid was determined by making the following adjustments for equity awards:

	2022		2021			2020
	Current CEO ($)	Average of Other NEOs ($)	Current CEO ($)	Prior CEO ($)	Average of Other NEOs ($)	CEO ($)	Average of Other NEOs ($)
Total Compensation from SCT	4,104,579	1,294,266	4,303,328	2,709,314	1,375,494	4,245,227	1,199,543
Subtraction:
SCT Amounts	2,650,500	637,600	2,597,509	1,732,302	674,364	2,687,909	505,947
Adjustments:
Addition: Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end	1,800,678	433,167	2,374,029	880,417	593,926	1,139,411	140,918
Addition (Subtraction): Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end	(1,105,089)	(349,437)	691,876	2,465,749	165,429	(2,228,575)	(257,006)
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year	(32,042)	(43,906)	145,561	315,845	47,983	(79,430)	(88,923)
(Subtraction): Fair value at end of prior year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during such year	—	—	—	—	(26,967)	—	(287,560)
Addition: Dividends on vesting of restricted stock grants	4,602	2,112	4,061	19,139	1,189	16,461	1,556
Compensation Actually Paid (as calculated)	2,122,227	698,603	4,921,346	4,658,162	1,482,689	405,184	202,581
Summary Compensation Table amounts reflect the grant date fair values of equity awards. For CAP calculation purposes, adjustments have been made to reflect fair values as of each measurement date. For stock options, this includes updated assumptions for term, stock price volatility, dividend yield, and risk-free rates. For performance-based restricted stock units, this includes actual and forecasted funding results where appropriate.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
Most Important Performance Measures for 2022
Adjusted EBITDA $1
Adjusted EBITDA %1
Total Revenue
3-Year Average Incentive ROIC1
3-Year Average Incentive Cumulative Earnings Per Share1

Total Shareholder Return Amount	$ 82.27	106.64	91.24
Peer Group Total Shareholder Return Amount	127.15	134.52	111.06
Net Income (Loss)	$ 66,300,000	$ 64,900,000	$ 33,700,000
Company Selected Measure Amount	133.7	140.2	119.4
PEO Name	Mr. Huml
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA $1
Non-GAAP Measure Description [Text Block]
(4)
Our company-selected measure, which is the measure we believe represents the most important financial performance not otherwise presented in the table above that we use to link compensation actually paid to our NEOs for fiscal 2022 to our performance, is adjusted earnings before interest, tax, depreciation and amortization in dollars (“Adjusted EBITDA $”), a non-GAAP measure, which is defined above under “Compensation Discussion and Analysis — Key Compensation Decisions for 2022 — 2022 Incentive Plan Structure.”

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA %1
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Total Revenue
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	3-Year Average Incentive ROIC
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	3-Year Average Incentive Cumulative Earnings Per Share
David W. Huml [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 4,104,579	$ 4,303,328
PEO Actually Paid Compensation Amount	2,122,227	4,921,346
David W. Huml [Member] | SCT Amounts [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,650,500)	(2,597,509)
David W. Huml [Member] | Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,800,678	2,374,029
David W. Huml [Member] | Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,105,089)	691,876
David W. Huml [Member] | Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(32,042)	145,561
David W. Huml [Member] | Dividends on vesting of restricted stock grants [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,602	4,061
H. Chris Killingstad [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		2,709,314	$ 4,245,227
PEO Actually Paid Compensation Amount		4,658,162	405,184
H. Chris Killingstad [Member] | SCT Amounts [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,732,302)	(2,687,909)
H. Chris Killingstad [Member] | Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		880,417	1,139,411
H. Chris Killingstad [Member] | Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,465,749	(2,228,575)
H. Chris Killingstad [Member] | Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		315,845	(79,430)
H. Chris Killingstad [Member] | Dividends on vesting of restricted stock grants [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		19,139	16,461
Non-PEO NEO [Member] | SCT Amounts [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(637,600)	(674,364)	(505,947)
Non-PEO NEO [Member] | Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	433,167	593,926	140,918
Non-PEO NEO [Member] | Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(349,437)	165,429	(257,006)
Non-PEO NEO [Member] | Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(43,906)	47,983	(88,923)
Non-PEO NEO [Member] | Fair value at end of prior year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during such year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		26,967	287,560
Non-PEO NEO [Member] | Dividends on vesting of restricted stock grants [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 2,112	$ 1,189	$ 1,556